CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 12, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 13,195	$ (10,786)	$ 2,409	$ 40,527	$ 4,188
Unrealized losses on cash flow hedge			(10,159)	0	0
Income tax benefit			1,890	0	0
Other comprehensive income (loss)	(2,369)	(5,900)	(8,269)	0	0
Comprehensive income (loss)			$ (5,860)	$ 40,527	$ 4,188